Trade and Bills Receivables - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of Trade and Bills Receivables [line items]
Trade receivables payment terms	60 days
Outstanding bills receivable discounted with banks by retaining recourse obligation	¥ 1,505,759	$ 237,899	¥ 817,391
Outstanding bills receivable endorsed to suppliers with recourse obligation	1,316,136	207,940	851,099
Gross trade receivables	¥ 212,104	33,511	241,168
Top of range [Member]
Disclosure of Trade and Bills Receivables [line items]
Bills receivables discounted maturity period	12 months
Dongfeng Automobile Co., Ltd. [Member]
Disclosure of Trade and Bills Receivables [line items]
Gross trade receivables	¥ 24,580	$ 3,884	¥ 34,307